Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Allowance for doubtful accounts

5. Allowance for doubtful accounts

Changes in the allowance for accounts receivable for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	32	~~W~~	35	~~W~~	36
Provision for allowances		16		1		1
Reversal of previous provision		—		—		—
Write-offs		(13)		—		—

Balance at end of year	~~W~~	35	~~W~~	36	~~W~~	37

Changes in the allowance for loan receivable for the years ended December 31, 2014, 2015 and 2016 are as follows:

	2014		2015		2016
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	1,200	~~W~~	1,200	~~W~~	1,210
Provision for allowances		—		10		—
Reversal of previous provision		—		—		—
Write-offs		—		—		—

Balance at end of year	~~W~~	1,200	~~W~~	1,210	~~W~~	1,210

The original long-term loans receivable due from Naru Entertainment Corporation (“Naru”) were ~~W~~1,200 million. The loans and its accrued interest at 8% annually, would be paid by revenue sharing payments in the future. As Naru reported the closure of business during 2012, the Company has reserved the full amount due from Naru as bad debt reserve since the year ended December 31, 2012.